Net Debt - Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial liabilities [abstract]
Input taxes	$ 121	$ 79